Pay vs Performance Disclosure - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	[1]	$ 15,038	$ 85,742	$ 98,142	$ 174,729

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.